Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Income Taxes

Note 12—Income Taxes

The Company is a limited liability company treated as a partnership for federal and state income tax purposes, with the exception of the state of Texas, with income tax liabilities and/or benefits of the Company passed through to unitholders. Limited liability companies are subject to Texas margin tax. Limited liability companies were also subject to state income taxes in the state of Michigan during the three months and six months ended June 30, 2012. In addition, certain of the Company’s subsidiaries are Subchapter C-corporations subject to federal and state income taxes. As such, with the exception of the state of Texas and certain subsidiaries, the Company is not a taxable entity, it does not directly pay federal and state income taxes and recognition has not been given to federal and state income taxes for the operations of the Company. Amounts recognized for income taxes are reported in “income tax expense” on the condensed consolidated statements of operations.

Note 14—Income Taxes

The Company is a limited liability company treated as a partnership for federal and state income tax purposes, with the exception of the states of Texas and Michigan, with income tax liabilities and/or benefits of the Company passed through to its unitholders. Limited liability companies are subject to state income taxes in Texas and Michigan and certain of the Company’s subsidiaries are Subchapter C-corporations subject to federal and state income taxes. As such, with the exception of the states of Texas and Michigan and certain subsidiaries, the Company is not a taxable entity, it does not directly pay federal and state income taxes and recognition has not been given to federal and state income taxes for the operations of the Company, except as set forth in the tables below.

The Company’s taxable income or loss, which may vary substantially from the net income or net loss reported in the consolidated statements of operations, is includable in the federal and state income tax returns of each unitholder. The aggregate difference in the basis of net assets for financial and tax reporting purposes cannot be readily determined as the Company does not have access to information about each unitholder’s tax attributes.

Certain of the Company’s subsidiaries are Subchapter C-corporations subject to federal and state income taxes. Income tax benefit (expense) from continuing operations consisted of the following:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Current taxes:
Federal	$(4,551)	$(65)	$(1,063)
State	(605)	(1,088)	(678)
Deferred taxes:
Federal	1,148	(2,862)	5,307
State	(1,458)	(226)	655

	$(5,466)	$(4,241)	$4,221

As of December 31, 2011, the Company’s taxable entities had approximately $8 million of net operating loss carryforwards for federal income tax purposes which will begin expiring in 2031.

Income tax benefit (expense) differed from amounts computed by applying the federal income tax rate of 35% to pre-tax income (loss) from continuing operations as a result of the following:

	Year Ended December 31,
	2011	2010	2009
Federal statutory rate	35.0%	35.0%	35.0%
State, net of federal tax benefit	0.5	(1.2)	—
Loss excluded from nontaxable entities	(34.4)	(37.5)	(34.3)
Other items	0.1	(0.1)	0.7

Effective rate	1.2%	(3.8)%	1.4%

Significant components of the deferred tax assets and liabilities were as follows:

	December 31,
	2011	2010
	(in thousands)
Deferred tax assets:
Net operating loss carryforwards	$159	$717
Unit-based compensation	9,146	6,234
Other	3,606	3,513
Valuation allowance	—	(217)

Total deferred tax assets	12,911	10,247

Deferred tax liabilities:
Other accruals	—	(2,755)
Property and equipment principally due to differences in depreciation	(8,226)	(4,323)
Other	(1,646)	179

Total deferred tax liabilities	(9,872)	(6,899)

Net deferred tax assets	$3,039	$3,348

Net deferred tax assets and liabilities were classified in the consolidated balance sheets as follows:

	December 31,
	2011	2010
	(in thousands)
Deferred tax assets	$8,279	$5,265
Deferred tax liabilities	(589)	(3,105)

Other current assets	$7,690	$2,160

Deferred tax assets	$4,632	$4,982
Deferred tax liabilities	(9,283)	(3,794)

Other noncurrent assets (liabilities)	$(4,651)	$1,188

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. At December 31, 2011, based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company will realize the benefits of these deductible differences. The amount of deferred tax assets considered realizable could be reduced in the future if estimates of future taxable income during the carryforward period are reduced.

In accordance with the applicable accounting standard, the Company recognizes only the impact of income tax positions that, based on their merits, are more likely than not to be sustained upon audit by a taxing authority. In evaluating its current tax positions in order to identify any material uncertain tax positions, the Company developed a policy in identifying uncertain tax positions that considers support for each tax position, industry standards, tax return disclosures and schedules, and the significance of each position. It is the Company’s policy to recognize interest and penalties, if any, related to unrecognized tax benefits in income tax expense. The Company had no material uncertain tax positions at December 31, 2011, and December 31, 2010.